As filed with the Securities and Exchange Commission on May 23, 2024

Registration No. 811-01136

Registration No. 002-19458

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Post-Effective Amendment No. 288	☒

and/or

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 288	☒

(Check appropriate box or boxes)

GUGGENHEIM FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

702 KING FARM BOULEVARD, SUITE 200, ROCKVILLE, MARYLAND 20850

(Address of Principal Executive Offices/Zip Code)

Registrant’s Telephone Number, including area code: (301) 296-5100

Copies To:
Amy J. Lee, Vice President and Chief Legal Officer 702 King Farm Boulevard Suite 200 Rockville, MD 20850	Julien Bourgeois James V. Catano Dechert LLP 1900 K Street, NW Washington, DC 20006
(Name and address of Agent for Service)

Approximate date of public offering: As soon as practicable after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b)
☒	on June 10, 2024, pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on _____________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on _____________ pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment

EXPLANATORY NOTE

Post-Effective Amendment No. 287 (the “Amendment”) to the Registration Statement of Guggenheim Funds Trust (the “Registrant”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on March 13, 2024, for the purpose of registering SMA Class shares of Guggenheim Active INvestment Series (GAINS) – Core Plus Fund and Guggenheim Active INvestment Series (GAINS) – Limited Duration Fund, each a new series of the Registrant. This Post-Effective Amendment No. 288 is being filed pursuant to Rule 485(b)(1)(iii) solely for the purpose of designating June 10, 2024, as the new date upon which the Amendment shall become effective. This Post-Effective Amendment No.  288 incorporates by reference the information contained in Parts A, B and C of the Amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (“1933 Act”) and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 288 under Rule 485(b) under the 1933 Act and has duly caused this Post-Effective Amendment No. 288 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, and State of Illinois on the 23rd day of May 2024.

GUGGENHEIM FUNDS TRUST (Registrant)

By:	/s/ BRIAN E. BINDER
Brian E. Binder, Chief Executive Officer and President (Principal Executive Officer)

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities indicated and on the 23rd day of May 2024.

Randall C. Barnes *	GUGGENHEIM FUNDS TRUST
Randall C. Barnes
Trustee	By:	/s/ Amy J. Lee
Amy J. Lee, Trustee, Vice President, Chief Legal Officer and Attorney-In-Fact for the Trustees Whose Names Appear Opposite

Angela Brock-Kyle*
Angela Brock-Kyle	By:	/s/ James M. Howley
Trustee	James M. Howley, Chief Financial Officer, Treasurer and Chief Accounting Officer
(Principal Financial and Accounting Officer)

Thomas F. Lydon, Jr.*
Thomas F. Lydon, Jr.	By:	/s/ Brian E. Binder
Trustee	Brian E. Binder, President and Chief Executive Officer
(Principal Executive Officer)

Ronald A. Nyberg*
Ronald A. Nyberg
Trustee

Sandra G. Sponem*
Sandra G. Sponem
Trustee

Ronald E. Toupin, Jr.*
Ronald E. Toupin, Jr.
Trustee

*	Signed by Attorney-in-Fact pursuant to powers of attorney.